4. Summary of significant accounting practices (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Practices [Line Items]
Taxable income	30.00%
Suppliers - Forfaiting	R$ 554,467	R$ 365,696
Other comprehensive income	R$ 165,436
Description of hedge instruments	Hedge instrument: 50 lease agreements linked to US$
Revenue	R$ 903,102
Restricted Shares, grant date	3 years
Lease term	12 months
Minimum [Member]
Summary of Significant Accounting Practices [Line Items]
Historically earned revenues	80.00%
Minimum [Member]
Summary of Significant Accounting Practices [Line Items]
Historically earned revenues	85.00%
IRPJ [Member]
Summary of Significant Accounting Practices [Line Items]
Applicable tax rate	10.00%
CSLL [Member]
Summary of Significant Accounting Practices [Line Items]
Applicable tax rate	9.00%
Additional Applying Tax [Member]
Summary of Significant Accounting Practices [Line Items]
Applicable tax rate	15.00%